UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 3438 Peachtree Road NE., Suite 900
         Atlanta, GA 30326

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    404-751-3900

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               07/12/12
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           78

Form 13F Information Table Value Total:  $ 4,459,377
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                 June 30, 2012

                                                                                                            Voting Authority
                               Title of               Value      Shares/   Sh/ Put/ Invstmt   Other   ------------------------------
         Name of Issuer          class     CUSIP     (x$1000)    Prn Amt   Prn Call Dscretn  Managers    Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                       COM    H0023R105    151,678   2,046,113  SH       Sole                1,220,597            825,516
PartnerRe Ltd.                    COM    G6852T105      8,524     112,643  SH       Sole                   38,993             73,650
Seagate Technology                COM    G7945M107        683      27,635  SH       Sole                   27,635
3M Company                        COM    88579Y101      2,251      25,125  SH       Sole                    4,725             20,400
AT&T Inc.                         COM    00206R102      7,770     217,898  SH       Sole                   48,423            169,475
Abbott Laboratories               COM    002824100      3,897      60,439  SH       Sole                   37,114             23,325
Allstate Corporation              COM    020002101        701      19,980  SH       Sole                   19,980
Apache Corporation                COM    037411105     87,708     997,932  SH       Sole                  514,883            483,049
Apple Inc.                        COM    037833100    191,683     328,224  SH       Sole                  206,716            121,508
Bio-Rad Laboratories Cl A         COM    090572207        209       2,090  SH       Sole                    2,090
Bristol-Myers Squibb Co.          COM    110122108    103,387   2,875,853  SH       Sole                1,682,398          1,193,455
Capital One Financial Corp.       COM    14040H105    161,876   2,961,506  SH       Sole                1,754,773          1,206,733
CenturyLink, Inc.                 COM    156700106      1,003      25,395  SH       Sole                   25,395
Chesapeake Energy Corp            COM    165167107      2,243     120,618  SH       Sole                  120,618
Chevron Corp                      COM    166764100    180,965   1,715,304  SH       Sole                  946,321            768,983
Citigroup, Inc.                   COM    172967424    170,010   6,202,491  SH       Sole                3,706,183          2,496,308
Coca-Cola Company                 COM    191216100      4,963      63,475  SH       Sole                    4,200             59,275
ConAgra Foods, Inc.               COM    205887102      1,297      50,005  SH       Sole                   50,005
ConocoPhillips                    COM    20825C104        332       5,950  SH       Sole                    5,950
Constellation Brands Inc          COM    21036P108      6,245     230,800  SH       Sole                                     230,800
Deluxe Corporation                COM    248019101      1,137      45,575  SH       Sole                   45,575
Eaton Corporation                 COM    278058102    116,673   2,944,056  SH       Sole                1,600,041          1,344,015
Eli Lilly & Co.                   COM    532457108    148,638   3,463,948  SH       Sole                1,954,076          1,509,872
Entergy Corp                      COM    29364G103      4,472      65,870  SH       Sole                   19,145             46,725
Exelon Corp                       COM    30161N101      9,114     242,255  SH       Sole                   58,580            183,675
Exxon Mobil Corporation           COM    30231G102     16,198     189,300  SH       Sole                  100,375             88,925
Fifth Third Bancorp               COM    316773100     10,392     775,523  SH       Sole                  154,498            621,025
Flowers Foods Inc                 COM    343498101        465      20,000  SH       Sole                   10,000             10,000
Gannett Co. Inc.                  COM    364730101        147      10,000  SH       Sole                   10,000
General Dynamics Corp.            COM    369550108    153,439   2,326,250  SH       Sole                1,449,016            877,234
Goldman Sachs Group Inc           COM    38141G104      3,818      39,827  SH       Sole                    7,577             32,250
Google Inc                        COM    38259P508    168,831     291,053  SH       Sole                  181,841            109,212
Harsco Corporation                COM    415864107      3,715     182,275  SH       Sole                   74,275            108,000
Hasbro Inc.                       COM    418056107     82,203   2,427,012  SH       Sole                1,286,939          1,140,073
Hess Corporation                  COM    42809H107    144,544   3,326,685  SH       Sole                2,020,296          1,306,389
Hewlett-Packard Co                COM    428236103    112,282   5,583,395  SH       Sole                3,500,259          2,083,136
IBM Corp                          COM    459200101    106,340     543,714  SH       Sole                  316,643            227,071
Intel Corporation                 COM    458140100    116,136   4,357,831  SH       Sole                2,858,588          1,499,243
JPMorgan Chase & Co               COM    46625H100      9,313     260,655  SH       Sole                   42,105            218,550
Johnson & Johnson                 COM    478160104      7,869     116,472  SH       Sole                   89,672             26,800
MGIC Investment Corp.             COM    552848103         36      12,525  SH       Sole                   12,525
Mattel Inc.                       COM    577081102    147,911   4,559,519  SH       Sole                2,496,995          2,062,524
Merck & Co. Inc.                  COM    58933Y105    188,044   4,504,055  SH       Sole                2,816,356          1,687,699
Microsoft Corporation             COM    594918104    186,740   6,104,611  SH       Sole                3,946,879          2,157,732
Morgan Stanley                    COM    617446448    150,928  10,344,611  SH       Sole                6,351,811          3,992,800
NII Holdings Inc.                 COM    62913F201      3,561     348,140  SH       Sole                   52,375            295,765
Northrop Grumman Corp             COM    666807102      2,344      36,750  SH       Sole                      400             36,350
Nucor Corporation                 COM    670346105      5,789     152,740  SH       Sole                   42,440            110,300
Oracle Corporation                COM    68389X105    170,653   5,745,882  SH       Sole                3,666,666          2,079,216
PPL Corp                          COM    69351T106      2,661      95,675  SH       Sole                      550             95,125
Parker-Hannifin Corp.             COM    701094104    124,376   1,617,788  SH       Sole                  996,735            621,053
Raytheon Company                  COM    755111507      6,358     112,350  SH       Sole                   22,225             90,125
SUPERVALU, Inc.                   COM    868536103      1,011     195,170  SH       Sole                  195,170
Selective Insurance Group         COM    816300107        209      12,000  SH       Sole                   12,000
State Street Corp                 COM    857477103     17,035     381,600  SH       Sole                  188,800            192,800
V.F. Corporation                  COM    918204108     71,806     538,071  SH       Sole                  286,425            251,646
Valero Energy Corp.               COM    91913Y100      2,730     113,050  SH       Sole                    1,675            111,375
Vanguard Emer Mkts ETF            COM    922042858        335       8,387  SH       Sole                    8,387
Vanguard FTSE All-World ex-US     COM    922042775        562      13,720  SH       Sole                   13,720
Vanguard Growth ETF               COM    922908736        322       4,734  SH       Sole                    4,734
Vanguard Mid-Cap ETF              COM    922908629        239       3,099  SH       Sole                    3,064                 35
Vanguard Small-Cap ETF            COM    922908751        242       3,177  SH       Sole                    3,137                 40
Vanguard Value ETF                COM    922908744        298       5,328  SH       Sole                    5,248                 80
Verizon Communications, Inc.      COM    92343V104      1,015      22,845  SH       Sole                   14,045              8,800
Wal-Mart Stores, Inc.             COM    931142103    196,698   2,821,260  SH       Sole                1,709,698          1,111,562
Western Digital Corp.             COM    958102105    173,131   5,680,140  SH       Sole                3,370,907          2,309,233
eBay Inc.                         COM    278642103     93,828   2,233,474  SH       Sole                1,284,517            948,957
Nokia Corporation                 ADR    654902204        556     268,775  SH       Sole                  268,275                500
Norsk Hydro ASA                   ADR    656531605        120      26,500  SH       Sole                   26,500
Novartis AG                       ADR    66987V109     48,714     871,450  SH       Sole                      200            871,250
Petroleo Brasileiro SA ADR        ADR    71654V101      3,138     172,965  SH       Sole                   26,715            146,250
Royal Dutch Shell CL A            ADR    780259206    140,641   2,085,733  SH       Sole                1,377,377            708,356
Sanofi ADS                        ADR    80105N105    166,716   4,412,814  SH       Sole                2,568,338          1,844,476
Teva Pharmaceutical               ADR    881624209    129,926   3,294,269  SH       Sole                2,838,817            455,452
Vale S.A.                         ADR    91912E105    116,071   5,847,413  SH       Sole                3,613,147          2,234,266
American Funds- Growth Fnd of     MF     399874403        359      11,447  SH       Sole                   11,447
Aston/Cornerstone Large Cap Fu    MF     00078H844        653      62,954  SH       Sole                   62,954
Vanguard Intermediate Term Bon    MF     921937306        470      39,129  SH       Sole                   39,129

REPORT SUMMARY                    78     DATA RECORDS   4,459,377                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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